FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of changes in the fair value of non designated derivatives

($ millions)	2021	2020
Fair value outstanding, beginning of year	(121)	(39)
Cash settlements – paid (received) during the year	178	(257)
Changes in fair value recognized in earnings during the year (note 7)	(155)	175
Fair value outstanding, end of year	(98)	(121)

Schedule of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

($ millions)	Level 1	Level 2	Level 3	Total Fair Value
Accounts receivable	63	90	-	153
Accounts payable	(202)	(72)	-	(274)
Balance at December 31, 2020	(139)	18	-	(121)
Accounts receivable	35	88	-	123
Accounts payable	(134)	(87)	-	(221)
Balance at December 31, 2021	(99)	1	-	(98)

Schedule of offsetting financial assets

Gross
	Gross	Liabilities	Net Amounts
($ millions)	Assets	Offset	Presented
Fair value of derivative assets	2 890	(2 737)	153
Accounts receivable	2 999	(1 398)	1 601
Balance at December 31, 2020	5 889	(4 135)	1 754
Fair value of derivative assets	6 527	(6 404)	123
Accounts receivable	5 048	(2 734)	2 314
Balance at December 31, 2021	11 575	(9 138)	2 437

Schedule of offsetting financial liabilities

		Gross
	Gross	Assets	Net Amounts
($ millions)	Liabilities	Offset	Presented
Fair value of derivative liabilities	(3 011)	2 737	(274)
Accounts payable	(2 385)	1 398	(987)
Balance at December 31, 2020	(5 396)	4 135	(1 261)
Fair value of derivative liabilities	(6 625)	6 404	(221)
Accounts payable	(4 205)	2 734	(1 471)
Balance at December 31, 2021	(10 830)	9 138	(1 692)

Schedule of maturities for trade and other payables and debt

	December 31, 2020

	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	4 410	2 849	5 773	474
2 to 3 years	37	162	2 233	771
4 to 5 years	37	-	3 009	631
Over 5 years	-	-	17 834	2 779
	4 484	3 011	28 849	4 655

	December 31, 2021

	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	6 282	6 466	2 253	459
2 to 3 years	37	159	2 015	779
4 to 5 years	37	-	3 127	660
Over 5 years	-	-	18 836	2 633
	6 356	6 625	26 231	4 531

(1)	Trade and other payables exclude net derivative liabilities of $221 million (2020 – $274 million).
(2)	Gross derivative liabilities of $6.625 billion (2020 – $3.011 billion) are offset by gross derivative assets of $6.404 billion (2020 – $2.737 billion), resulting in a net amount of $221 million (2020 – $274 million).
(3)	Debt includes short-term debt, long-term debt and interest payments on fixed-term debt.